Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of capital management
€ millions	2021	2020
Short-term borrowings	37	9
Long-term borrowings	2,204	474
Lease liabilities	375	87
Cash and cash equivalents	(1,320)	(529)
excl. restricted cash	254	41
Net debt	1,550	82
Equity	13,050	8,481

Schedule of foreign currency assets and liabilities

The carrying amounts of Just Eat Takeaway.com’s main foreign currency denominated monetary assets and liabilities at the reporting date are as follows:

€ millions	31 December 2021 Assets	31 December 2021 Liabilities	31 December 2020 Assets	31 December 2020 Liabilities
EUR	49	15	52	56
CAD	4	75	36	15
GBP	74	87	26	44
USD	309	34	13	6
DKK	68	13	1	26

Schedule of maturity analysis for financial liabilities and net investment in lease asset
€ millions	Less than one year	Between one and five years	More than five years
31 December 2021
Lease liability	59	201	137
Convertible bonds & Senior Notes	37	431	1,558
Bank Loan	-	300	-
Revolving credit facility	-	-	-
Trade and other liabilities	1,082	-	-
Total monetary liabilities	1,178	932	1,695

31 December 2020
Lease liability	22	49	21
Convertible bond	9	581	-
Revolving credit facility	-	-	-
Trade and other liabilities	713	-	-
Total monetary liabilities	744	630	21